Deferred tax	6 Months Ended
Dec. 31, 2024
Text block [abstract]
Deferred tax
Note 13. Deferred tax

	Consolidated
	December 2024	June 2024
	$	$
Non-current liabilities
Deferred tax liability	1,882,634	2,018,180

Amount expected to be settled after more than 12 months	1,882,634	2,018,180

Movements:
Opening balance	2,018,180	2,018,180
Credited to profit or loss	(135,546)	—

Closing balance	1,882,634	2,018,180

Consolidated entity management has completed an analysis of the availability of historical tax losses to offset the deferred tax liability. Accordingly, the Consolidated entity concludes that the historical tax losses are not expected to be available for offset against the deferred tax liability.